SEMI-ANNUAL REPORT



                                              KELMOORE STRATEGY(R) VARIABLE FUND

                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                                   -----------------------------




                                                                   JUNE 30, 2002

                                                                   June 30, 2002

Kelmoore Strategy(R) Variable Trust

Dear Shareholder,

As the first half of 2002 concludes we find virtually all of the major equity indices down further from 2001 year end levels. The S&P 100 declined more than 15% through the first six months of 2002, while the NASDAQ, which is highly concentrated with technology stocks, fell over 24% during the same period.

Not withstanding the overall economic picture, investor sentiment is clearly cautious at this time. This can be attributed to threats of additional terrorist acts, the impact of accounting irregularities uncovered in several major public companies, and uncertain individual job security depending on the industry. Many investors have selected lower risk vehicles (savings/money market instruments) rather than face perceived equity market uncertainties.

The Variable Strategy Fund declined (10.15%), outperforming the S&P 100 benchmark (15.50%) by +5.35%. The Variable Eagle Fund declined (23.69%), outperforming its NASDAQ benchmark (24.84%) by +1.15%. The two major focus disciplines in the management of the Variable Funds, diversification and cash flow, assisted in cushioning the downside effect in very difficult equity market conditions. Both Variable Funds continued to generate monthly cash flow from call options in excess of 1%. In the first half of 2002, this infusion of portfolio generated cash flow helped to offset some of the price decline of the underlying stocks held in the two Variable portfolios. This resulted in both Variable Funds outperforming the indices against which they are typically benchmarked.

In this depreciated market environment, investors have the opportunity to utilize dollar cost averaging to assist in achieving long term investment objectives. The Kelmoore Variable investment team believes our portfolio strategy of covered option writing can help in achieving those goals.

We look forward to your continued support.

Sincerely,

/s/Matthew Kelmon
Matthew Kelmon
Portfolio Manager

Past performance is no guarantee of future results. Share values will fluctuate and may be worth more or less than the original cost when redeemed. Covered option writing is not suitable for all investors. Dollar cost averaging does not assure a profit nor protect against a loss in declining markets. The S&P 100 and NASDAQ benchmarks are unmanaged stock market indices that are not available for direct investment. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses.

                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                     THE KELMOORE STRATEGY(R) VARIABLE FUND
                            JUNE 30, 2002 (UNAUDITED)

                                                                                  Value
   Shares                                                                       (Note 1)
-------------                                                                  -----------
COMMON STOCKS - 95.6% ++
                 CONSUMER GOODS - 17.4%
        8,800    AOL Time Warner Inc.+ .......................                 $   129,448
        6,000    Amgen Inc.+ .................................                     251,280
        4,000    The Gillette Co. ............................                     135,480
        5,000    The Home Depot, Inc. ........................                     183,650
           20    The J.M. Smucker Co. ........................                         682
        5,000    Johnson & Johnson ...........................                     261,300
        4,000    McDonald's Corp. ............................                     113,800
        4,400    Merck & Co., Inc. ...........................                     222,816
        1,000    The Procter & Gamble Co. ....................                      89,300
        5,000    Wal-Mart Stores, Inc. .......................                     275,050
        4,200    Walgreen Co. ................................                     162,246
                                                                               -----------
                                                                                 1,825,052
                                                                               -----------

                 FINANCIAL SERVICES - 20.0%
        6,500    The Allstate Corp. ..........................                     240,370
        6,000    American Express Co. ........................                     217,920
        4,000    American International Group, Inc. ..........                     272,920
        4,600    Bank of America Corp. .......................                     323,656
        4,600    Citigroup Inc. ..............................                     178,250
        1,000    Fannie Mae ..................................                      73,750
        3,500    The Goldman Sachs Group, Inc. ...............                     256,725
        5,000    Merrill Lynch & Co., Inc. ...................                     202,500
        7,500    Morgan Stanley ..............................                     323,100
                                                                               -----------
                                                                                 2,089,191
                                                                               -----------

                 MANUFACTURING - 17.4%
        7,000    The Boeing Co. ..............................                     315,000
       10,000    Eastman Kodak Co. ...........................                     291,700
       10,900    General Electric Co. ........................                     316,645
        7,000    General Motors Corp. ........................                     374,150
       23,000    Lucent Technologies Inc.+ ...................                      38,180
       10,000    Tyco International Ltd. .....................                     135,100
        2,900    3M Co. ......................................                     356,700
                                                                               -----------
                                                                                 1,827,475
                                                                               -----------

                 RESOURCES - 19.5%
       15,600    Alcoa Inc. ..................................                     517,140
        3,000    ChevronTexaco Corp. .........................                     265,500
        6,500    du Pont (E.I.) de Nemours & Co. .............                     288,600
       10,000    Exxon Mobil Corp. ...........................                     409,200
       11,000    Halliburton Co. .............................                     175,340
        3,000    International Paper Co. .....................                     130,740
        5,400    Schlumberger Ltd ............................                     251,100
                                                                               -----------
                                                                                 2,037,620
                                                                               -----------

                 TECHNOLOGY - 21.3%
          247    Agere Systems Inc. Class A+ .................                         346
        6,084    Agere Systems Inc. Class B+ .................                       9,126
        8,000    Agilent Technologies, Inc.+ .................                     189,200
        8,500    Analog Devices, Inc.+ .......................                     252,450
        8,000    Applied Materials, Inc.+ ....................                     152,160
       17,500    Cisco Systems, Inc.+ ........................                     244,125
       12,000    Hewlett-Packard Co. .........................                     183,360
       11,000    Intel Corp. .................................                     200,970
        3,400    International Business Machines Corp. .......                     244,800
        5,000    Microsoft Corp.+ ............................                     273,500
       27,100    Oracle Corp.+ ...............................                     256,637
       20,000    Sun Microsystems, Inc.+ .....................                     100,200
        5,000    Texas Instruments Inc. ......................                     118,500
                                                                               -----------
                                                                                 2,225,374
                                                                               -----------

                 Total Common Stocks
                  (Cost $12,290,217*).........................                  10,004,712
                                                                               -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     THE KELMOORE STRATEGY(R) VARIABLE FUND
                            JUNE 30, 2002 (UNAUDITED)

Number of Contract                                          Expiration Strike    Value
Shares Subject to Call                                         Date    Price    (Note 1)
----------------------------                                 --------  ------  -----------
CALL OPTIONS WRITTEN - (2.9)%
                 CONSUMER GOODS - (0.5)%
        8,800    AOL Time Warner Inc. .....................  07/20/02  $ 17.5  $    (1,320)
        6,000    Amgen Inc. ...............................  07/20/02    42.5       (9,000)
        4,000    The Gillette Co. .........................  07/20/02    35.0       (2,000)
        5,000    The Home Depot, Inc. .....................  07/20/02    40.0       (1,500)
        5,000    Johnson & Johnson ........................  08/17/02    55.0       (6,250)
        4,000    McDonald's Corp. .........................  08/17/02    30.0       (1,600)
        4,400    Merck & Co., Inc. ........................  08/17/02    50.0      (13,200)
        1,000    The Procter & Gamble Co. .................  07/20/02    95.0         (550)
        5,000    Wal-Mart Stores, Inc .....................  07/20/02    55.0       (9,500)
        4,200    Walgreen Co. .............................  07/20/02    37.5       (7,980)
                                                                               -----------
                                                                                   (52,900)
                                                                               -----------

                 FINANCIAL SERVICES - (0.5)%
        6,500    The Allstate Corp. .......................  07/20/02    37.5       (4,225)
        2,000    American Express Co. .....................  07/20/02    40.0         (700)
        4,000    American Express Co. .....................  08/17/02    40.0       (5,200)
        4,000    American International Group, Inc. .......  08/17/02    70.0       (9,000)
        4,600    Bank of America Corp. ....................  08/17/02    75.0       (5,750)
        4,600    Citigroup Inc. ...........................  08/17/02    42.5       (4,370)
        1,000    Fannie Mae ...............................  08/17/02    80.0       (1,000)
        3,500    The Goldman Sachs Group, Inc. ............  07/20/02    75.0       (5,600)
        5,000    Merrill Lynch & Co., Inc. ................  07/20/02    42.5       (3,250)
        2,000    Morgan Stanley ...........................  07/20/02    55.0         (200)
        5,500    Morgan Stanley ...........................  08/17/02    45.0       (9,350)
                                                                               -----------
                                                                                   (48,645)
                                                                               -----------

                 MANUFACTURING - (0.5)%
        4,600    The Boeing Co. ...........................  07/20/02    42.5      (13,800)
        2,400    The Boeing Co. ...........................  07/20/02    50.0         (240)
       10,000    Eastman Kodak Co. ........................  07/20/02    30.0       (8,000)
        6,900    General Electric Co. .....................  07/20/02    32.5       (1,380)
        4,000    General Electric Co. .....................  08/17/02    30.0       (5,200)
        3,800    General Motors Corp. ....................   07/20/02    55.0       (6,270)
        3,200    General Motors Corp. ....................   07/20/02    60.0       (1,280)
       23,000    Lucent Technologies Inc. .................  07/20/02     5.0       (1,150)
       10,000    Tyco International Ltd. ..................  07/20/02     5.0      (11,000)
        2,900    3M Co. ...................................  08/17/02   130.0       (8,700)
                                                                               -----------
                                                                                   (57,020)
                                                                               -----------

                 RESOURCES - (0.5)%
       10,800    Alcoa Inc. ...............................  07/20/02    32.5      (15,120)
        4,800    Alcoa Inc. ...............................  08/17/02    32.5       (7,200)
        3,000    ChevronTexaco Corp. ......................  08/17/02    90.0       (5,550)
        3,500    du Pont (E.I) de Nemours & Co. ...........  07/20/02    45.0       (3,413)
        3,000    du Pont (E.I) de Nemours & Co. ...........  08/17/02    45.0       (4,800)
       10,000    Exxon Mobil Corp. ........................  08/17/02    42.5       (6,000)
       11,000    Halliburton Co. ..........................  08/17/02    17.5       (8,250)
        3,000    International Paper Co. ..................  08/17/02    45.0       (3,600)
        3,400    Schlumberger Ltd. ........................  07/20/02    50.0       (1,870)
        2,000    Schlumberger Ltd. ........................  08/17/02    55.0         (700)
                                                                               -----------
                                                                                   (56,503)
                                                                               -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                     THE KELMOORE STRATEGY(R) VARIABLE FUND
                            JUNE 30, 2002 (UNAUDITED)

Number of Contract                                          Expiration Strike    Value
Shares Subject to Call                                         Date    Price    (Note 1)
----------------------------                                 --------  ------  -----------
CALL OPTIONS WRITTEN - continued
                 TECHNOLOGY - (0.9)%
        8,000    Agilent Technologies, Inc. ...............  08/17/02  $ 30.0  $    (1,600)
        8,500    Analog Devices, Inc. .....................  08/17/02    35.0       (9,137)
        8,000    Applied Materials, Inc. ..................  07/20/02    22.5       (2,400)
       17,500    Cisco Systems, Inc. ......................  08/17/02    15.0      (15,750)
       12,000    Hewlett-Packard Co. ......................  08/17/02    17.5       (3,600)
        5,600    Intel Corp. ..............................  07/20/02    22.5         (840)
        5,400    Intel Corp. ..............................  08/17/02    20.0       (5,130)
        3,400    International Business Machines Corp. ....  07/20/02    80.0       (2,040)
        5,000    Microsoft Corp. ..........................  08/17/02    55.0      (16,500)
        7,100    Oracle Corp. .............................  08/17/02    10.0       (4,970)
       20,000    Oracle Corp. .............................  09/21/02    10.0      (20,000)
       10,800    Sun Microsystems, Inc. ...................  07/20/02     7.5         (540)
        9,200    Sun Microsystems, Inc. ...................  10/19/02    10.0         (690)
        5,000    Texas Instruments Inc. ...................  08/17/02    25.0       (8,500)
                                                                               -----------
                                                                                   (91,697)
                                                                               -----------
                 Total Call Options Written
                   (Premiums received $270,550) .............................     (306,765)
                                                                               -----------


CASH AND OTHER ASSETS, LESS LIABILITIES - 7.3%. .............................      763,002
                                                                               -----------
NET ASSETS - 100.0% .........................................................  $10,460,949
                                                                               ===========

---------------------
+    Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.
* The aggregate cost of investment securities for Federal tax purposes is $12,290,217 and net unrealized depreciation consists of:

             Gross unrealized appreciation ..................................  $    13,472
             Gross unrealized depreciation ..................................   (2,298,977)
                                                                               -----------
                 Net unrealized depreciation ................................  $(2,285,505)
                                                                               ===========

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                  THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                            JUNE 30, 2002 (UNAUDITED)

                                                                                  Value
   Shares                                                                       (Note 1)
-------------                                                                  -----------
COMMON STOCKS - 101.8% ++
                 CONSUMER GOODS - 20.6%
        1,600    Amgen Inc.+ ..............................                    $    67,008
        2,900    AOL Time Warner Inc.+ ....................                         42,659
        1,000    Genentech, Inc.+ .........................                         33,500
        2,000    Guidant Corp.+ ...........................                         60,460
        2,000    MedImmune, Inc.+ .........................                         52,800
        1,400    NVIDIA Corp.+ ............................                         24,052
                                                                               -----------
                                                                                   280,479
                                                                               -----------

                 FINANCIAL SERVICES - 26.2%
        1,000    American Express Co. .....................                         36,320
          700    Bank of America Corp. ....................                         49,252
        1,000    The Goldman Sachs Group, Inc. ............                         73,350
        1,000    Lehman Brothers Holdings Inc. ............                         62,520
        1,000    Merrill Lynch & Co., Inc. ................                         40,500
        1,000    Morgan Stanley ...........................                         43,080
        2,000    NASDAQ-100 Shares+ .......................                         52,140
                                                                               -----------
                                                                                   357,162
                                                                               -----------

                 TECHNOLOGY - 55.0%
        2,200    Agilent Technologies, Inc.+ ..............                         52,030
        1,000    Altera Corp.+ ............................                         13,600
          900    Analog Devices, Inc.+ ....................                         26,730
        2,000    Apple Computer, Inc.+ ....................                         35,440
        2,000    Applied Materials, Inc.+ .................                         38,040
        2,100    Broadcom Corp.+ ..........................                         36,834
        3,000    Cisco Systems, Inc.+ .....................                         41,850
        2,000    EMC Corp.+ ...............................                         15,100
        2,000    Hewlett-Packard Co. ......................                         30,560
        2,000    Intel Corp. ..............................                         36,540
        1,000    International Business Machines Corp. ....                         72,000
        1,000    Linear Technology Corp. ..................                         31,430
        2,000    Micron Technology, Inc.+ .................                         40,440
        1,200    Microsoft Corp.+ .........................                         65,640
        4,000    Oracle Corp.+ ............................                         37,880
        2,000    SanDisk Corp.+ ...........................                         24,800
        3,400    Siebel Systems, Inc.+ ....................                         48,348
        3,000    Sun Microsystems, Inc.+ ..................                         15,030
        2,100    Texas Instruments Inc. ...................                         49,770
        2,000    VERITAS Software Corp.+ ..................                         39,580
                                                                               -----------
                                                                                   751,642
                                                                               -----------

                 Total Common Stocks
                   (Cost $1,941,323*) .....................                      1,389,283
                                                                               -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                  THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                            JUNE 30, 2002 (UNAUDITED)

Number of Contract                                          Expiration Strike    Value
Shares Subject to Call                                         Date    Price    (Note 1)
----------------------------                                 --------  ------  -----------
CALL OPTIONS WRITTEN - (2.6)%
                 CONSUMER GOODS - (0.5)%
        1,600    Amgen  Inc. ..............................  07/20/02  $ 55.0  $      (160)
        2,900    AOL Time Warner Inc. .....................  07/20/02    17.5         (435)
        1,000    Genentech, Inc. ..........................  08/17/02    35.0       (3,500)
        2,000    Guidant Corp. ............................  08/17/02    35.0       (1,200)
        2,000    MedImmune, Inc. ..........................  07/20/02    35.0         (600)
        1,400    NVIDIA Corp. .............................  07/20/02    37.5          (70)
                                                                               -----------
                                                                                    (5,965)
                                                                               -----------

                 FINANCIAL SERVICES - (0.5)%
          700    Bank of America Corp. ....................  07/20/02    70.0       (1,680)
        1,000    The Goldman Sachs Group, Inc. ............  07/20/02    80.0         (400)
        1,000    Lehman Brother Holdings Inc. .............  07/20/02    70.0         (250)
        1,000    Merrill Lynch & Co., Inc. ................  07/20/02    47.5         (100)
        1,000    Morgan Stanley ...........................  08/17/02    45.0       (1,700)
        2,000    NASDAQ-100 Shares ........................  08/17/02    27.0       (3,100)
                                                                               -----------
                                                                                    (7,230)
                                                                               -----------

                 TECHNOLOGY - (1.6)%
        2,200    Agilent Technologies, Inc. ...............  07/20/02    25.0       (1,980)
        1,000    Altera Corp. .............................  07/20/02    17.5         (150)
          900    Analog Devices, Inc. .....................  07/20/02    40.0         (113)
        2,000    Apple Computer, Inc. .....................  07/20/02    25.0         (100)
        2,000    Applied Materials, Inc. ..................  07/20/02    23.8         (250)
        2,100    Broadcom Corp. ...........................  07/20/02    25.0         (210)
        3,000    Cisco Systems, Inc. ......................  07/20/02    17.5         (150)
        2,000    EMC Corp. ................................  10/19/02     7.5       (2,300)
        2,000    Hewlett-Packard Co. ......................  07/20/02    15.0       (1,600)
        2,000    Intel Corp. ..............................  08/17/02    20.0       (1,900)
        1,000    International Business Machines Corp. ....  07/20/02    85.0         (250)
        1,000    Linear Technology Corp. ..................  07/20/02    30.0       (3,500)
        2,000    Micron Technology, Inc. ..................  07/20/02    25.0         (500)
        1,200    Microsoft Corp. ..........................  07/20/02    55.0       (2,820)
        4,000    Oracle Corp. .............................  09/21/02    10.0       (4,000)
        2,000    SanDisk Corp. ............................  07/20/02    15.0         (700)
        3,400    Siebel Systems, Inc. .....................  07/20/02    20.0         (255)
        3,000    Sun Microsystems, Inc. ...................  10/19/02     7.5         (750)
        2,100    Texas Instruments Inc. ...................  07/20/02    30.0         (210)
        2,000    VERITAS Software Corp. ...................  07/20/02    25.0         (700)
                                                                               -----------
                                                                                   (22,438)
                                                                               -----------

                 Total Call Options Written
                      (Premiums received $70,234) .........                        (35,633)
                                                                               -----------

CASH AND OTHER ASSETS, LESS LIABILITIES - 0.8% ............                         10,862
                                                                               -----------
NET ASSETS - 100.0% .......................................                    $ 1,364,512
                                                                               ===========

----------------------
+    Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.
* The aggregate cost of investment securities for Federal tax purposes is $1,941,323 and net unrealized depreciation consists of:

                 Gross unrealized appreciation ..............................  $     4,383
                 Gross unrealized depreciation ..............................     (556,423)
                                                                               -----------
                     Net unrealized depreciation ............................  $  (552,040)
                                                                               ===========

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                            JUNE 30, 2002 (UNAUDITED)

                                                                                       KELMOORE STRATEGY(R)     KELMOORE STRATEGY(R)
                                                                                          VARIABLE FUND         VARIABLE EAGLE FUND
                                                                                       --------------------     --------------------
ASSETS:
   Investments at market value (Cost $12,290,217 and $1,941,323 respectively) (Note 1)     $10,004,712              $ 1,389,283
   Cash and cash equivalents (Note 1) .................................................        755,942                  144,397
   Receivables:
       Premium for options written ....................................................              -                   16,708
       Investment securities sold .....................................................              -                   52,074
       Dividends and interest .........................................................         19,162                      835
       Due from advisor ...............................................................          9,732                    9,444
   Prepaid assets .....................................................................          2,535                      479
                                                                                           -----------              -----------
           TOTAL ASSETS ...............................................................     10,792,083                1,613,220
                                                                                           -----------              -----------

LIABILITIES:
   Payables:
       Investment securities purchased ................................................              -                  192,863
       Capital stock redeemed .........................................................            193                        -
       Advisory fees ..................................................................          9,082                    1,303
       Distribution fees ..............................................................          2,270                      326
       Other accrued expenses .........................................................         12,824                   18,583
   Option contracts written (Proceeds $270,550 and $70,234 respectively) (Note 1) .....        306,765                   35,633
                                                                                           -----------              -----------
             TOTAL LIABILITIES ........................................................        331,134                  248,708
                                                                                           -----------              -----------
NET ASSETS ............................................................................    $10,460,949              $ 1,364,512
                                                                                           ===========              ===========
NET ASSETS CONSIST OF:
   Capital stock, unlimited shares authorized, 1,327,977 and 292,291 shares
   outstanding, respectively ..........................................................    $11,896,184              $ 2,033,214
   Undistributed net investment loss ..................................................        (53,742)                 (13,609)
   Accumulated net realized gain/(loss) on securities and options .....................        940,227                 (137,654)
   Net unrealized depreciation on securities and options ..............................     (2,321,720)                (517,439)
                                                                                           -----------              -----------
           NET ASSETS .................................................................    $10,460,949              $ 1,364,512
                                                                                           ===========              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..............................    $      7.88              $      4.67
                                                                                           ===========              ===========

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
                       KELMOORE STRATEGY(R) VARIABLE TRUST
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                                                       KELMOORE STRATEGY(R)     KELMOORE STRATEGY(R)
                                                                                          VARIABLE FUND          VARIABLE EAGLE FUND
                                                                                       --------------------     --------------------
INVESTMENT INCOME:
   Dividends ..........................................................................    $    49,860              $     2,349
   Interest (Note 1) ..................................................................         22,477                    2,255
                                                                                           -----------              -----------
           Total Income ...............................................................         72,337                    4,604
                                                                                           -----------              -----------

EXPENSES:
   Investment advisory fees (Note 3) ..................................................         56,035                    8,094
   Distribution fees (Note 3) .........................................................         14,009                    2,024
   Accounting fees ....................................................................         15,747                   15,581
   Administration fees ................................................................         28,156                    6,094
   Custodian fees .....................................................................         14,310                   10,253
   Insurance fees .....................................................................            837                      181
   Legal fees .........................................................................         12,082                    1,742
   Printing fees ......................................................................          1,404                      194
   Professional fees ..................................................................         13,134                   10,655
   Transfer agent fees ................................................................         11,695                   11,557
   Trustees' fees .....................................................................          4,984                      722
                                                                                           -----------              -----------
       Total Expenses .................................................................        172,393                   67,097
       Fee waivers and expense reimbursements (Note 3) ................................        (46,314)                 (48,884)
                                                                                           -----------              -----------
       Net Expenses ...................................................................        126,079                   18,213
                                                                                           -----------              -----------
NET INVESTMENT LOSS ...................................................................        (53,742)                 (13,609)
                                                                                           -----------              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain/(loss) from:
       Security transactions ..........................................................         12,621                 (178,659)
       Options ........................................................................        789,844                  152,721
   Net change in unrealized appreciation/(depreciation) on:
       Security transactions ..........................................................     (1,952,719)                (479,622)
       Options ........................................................................        (61,345)                  28,383
                                                                                           -----------              -----------
             Net realized and unrealized loss on investments ..........................     (1,211,599)                (477,177)
                                                                                           -----------              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................    $(1,265,341)             $  (490,786)
                                                                                           ===========              ===========

                        See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                 KELMOORE STRATEGY(R) VARIABLE TRUST

                                                                                            KELMOORE STRATEGY(R) VARIABLE FUND
                                                                                       --------------------------------------------
                                                                                       FOR THE SIX MONTHS
                                                                                       ENDED JUNE 30, 2002       FOR THE YEAR ENDED
                                                                                           (UNAUDITED)           DECEMBER 31, 2001
                                                                                       ------------------        ------------------
OPERATIONS:
   Net investment loss ................................................................    $   (53,742)             $   (20,475)
   Net realized gain/(loss) on securities and options .................................        802,465                  158,270
   Net change in unrealized depreciation on securities and options ....................     (2,014,064)                (307,656)
                                                                                           -----------              -----------
   Net decrease in net assets resulting from operations ...............................     (1,265,341)                (169,861)
                                                                                           -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................................................              -                     (242)
                                                                                           -----------              -----------
   Total distributions to shareholders ................................................              -                     (242)
                                                                                           -----------              -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................................................      3,864,611               11,002,545**
   Reinvestment of distributions ......................................................              -                      242
                                                                                           -----------              -----------
   Cost of shares redeemed ............................................................     (2,784,412)                (490,862)
                                                                                           -----------              -----------
   Increase in net assets derived from capital share transactions (a) .................      1,080,199               10,511,925
                                                                                           -----------              -----------
           TOTAL INCREASE/(DECREASE) IN NET ASSETS ....................................       (185,142)              10,341,822
                                                                                           -----------              -----------

NET ASSETS:

   Beginning of period ................................................................     10,646,091                  304,269
                                                                                           -----------              -----------
   End of period ......................................................................    $10,460,949              $10,646,091
                                                                                           ===========              ===========
   (a)  Transactions in capital stock were:
         Shares sold ..................................................................        450,172                1,238,456
         Shares issued through reinvestment of distributions ..........................              -                       27
         Shares redeemed ..............................................................       (336,425)                  (54,596)
                                                                                           -----------              -----------
    Increase in shares outstanding ....................................................        113,747                1,183,887
                                                                                           ===========              ===========


                                                                                         KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                                       --------------------------------------------
                                                                                       FOR THE SIX MONTHS
                                                                                       ENDED JUNE 30, 2002       FOR THE YEAR ENDED
                                                                                           (UNAUDITED)           DECEMBER 31, 2001
                                                                                       ------------------        ------------------
OPERATIONS:
   Net investment loss ................................................................    $   (13,609)             $    (9,762)
   Net realized gain/(loss) on securities and options .................................        (25,938)                (101,954)
   Net change in unrealized depreciation on securities and options ....................       (451,239)                 (66,200)
                                                                                           -----------              -----------
   Net decrease in net assets resulting from operations ...............................       (490,786)                (177,916)
                                                                                           -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................................................              -                     (191)
                                                                                           -----------              -----------
   Total distributions to shareholders ................................................              -                     (191)
                                                                                           -----------              -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................................................      2,328,072                1,292,809
   Reinvestment of distributions ......................................................              -                      191
                                                                                           -----------              -----------
   Cost of shares redeemed ............................................................     (1,547,874)                (188,209)
                                                                                           -----------              -----------
   Increase in net assets derived from capital share transactions (a) .................        780,198                1,104,791
                                                                                           -----------              -----------
           TOTAL INCREASE/(DECREASE) IN NET ASSETS ....................................        289,412                  926,684
                                                                                           -----------              -----------

NET ASSETS:

   Beginning of period ................................................................      1,075,100                  148,416
                                                                                           -----------              -----------
   End of period ......................................................................    $ 1,364,512              $ 1,075,100
                                                                                           ===========              ===========
   (a)  Transactions in capital stock were:
         Shares sold ..................................................................        425,383                  185,945
         Shares issued through reinvestment of distributions ..........................              -                       31
         Shares redeemed ..............................................................       (308,698)                 (25,173)
                                                                                           -----------              -----------
    Increase in shares outstanding ....................................................        116,685                  160,803
                                                                                           ===========              ===========

** Prcoeeds from shares sold include an in-kind transfer of securities valued at $5,547,977 on which 631,888 shares of the fund were issued.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                       KELMOORE STRATEGY(R) VARIABLE TRUST

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                                    KELMOORE STRATEGY(R) VARIABLE FUND
                                                                 ------------------------------------------------------------------
                                                                    FOR THE SIX MONTHS
                                                                    ENDED JUNE 30, 2002    FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                                                         (UNAUDITED)       DECEMBER 31, 2001    DECEMBER 31, 2000 *
                                                                 ------------------------  ------------------  --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................          $  8.77               $10.03              $   10.00
                                                                           -------               ------              ---------
     Income from investment operations:
        Net investment income/(loss) ............................            (0.04)               (0.05) #                0.03 #
        Net realized and unrealized loss on investments .........            (0.85)               (1.21)                     -
                                                                           -------               ------              ---------
          Total from investment operations ......................            (0.89)               (1.26)                  0.03
                                                                           -------               ------              ---------

     Less distributions from:
        Net investment income ...................................                -                    - 3                    -
                                                                           -------               ------              ---------
NET ASSET VALUE, END OF PERIOD ..................................          $  7.88               $ 8.77              $   10.03
                                                                           =======               ======              =========

TOTAL RETURN ....................................................           (10.15%) 2           (12.56%)                 0.30% 2

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000s) ........................          $10,461              $10,646              $     304
     Ratio of expenses to average net assets:
        Before fee waivers and expense reimbursements ...........             3.08% 1              7.91%               1450.01% 1
        After fee waivers and expense reimbursements ............             2.25% 1              2.25%                  2.25% 1
     Ratio of net investment income/(loss) to average net assets:
        Before fee waivers and expense reimbursements ...........            (1.79) 1             (6.28)%             (1445.34)% 1
        After fee waivers and expense reimbursements ............            (0.96) 1             (0.58%)                 2.50% 1
     Portfolio turnover rate ....................................            92.27% 2            224.54%                  0.00% 2

     * Commenced operations on November 27, 2000.
     1 Annualized.
     2 Not annualized.
     3 Amount represents less than $0.01 per share.
     # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                KELMOORE STRATEGY(R) VARIABLE TRUST

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                          KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                 ------------------------------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED
                                                                    ENDED JUNE 30, 2002    FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                                                         (UNAUDITED)       DECEMBER 31, 2001    DECEMBER 31, 2000 *
                                                                 ------------------------  ------------------  --------------------
Net asset value, beginning of period ............................          $  6.12              $ 10.03              $   10.00
                                                                           -------              -------              ---------
     Income from investment operations:
        Net investment income/(loss) ............................            (0.06)               (0.11) #                0.03 #
        Net realized and unrealized loss on investments .........            (1.39)               (3.80)                     -
                                                                           -------              -------              ---------
          Total from investment operations ......................            (1.45)               (3.91)                  0.03
                                                                           -------              -------              ---------

     Less distributions from:
        Net investment income ...................................                -                    - 3                    -
                                                                           -------              -------              ---------
NET ASSET VALUE, END OF PERIOD ..................................          $  4.67              $  6.12              $   10.03
                                                                           -------              -------              ---------

TOTAL RETURN ....................................................           (23.69%) 2           (38.97%)                 0.30% 2
                                                                           =======              =======
RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000s) ........................          $ 1,365              $ 1,075              $     148
     Ratio of expenses to average net assets:
          Before fee waivers and expense reimbursements .........             8.30% 1             25.69%               1548.43% 1
          After fee waivers and expense reimbursements ..........             2.25% 1              2.25%                  2.25% 1
     Ratio of net investment income/(loss) to average net assets:
          Before fee waivers and expense reimbursements .........            (7.73) 1            (25.07)%             (1543.74)% 1
          After fee waivers and expense reimbursements ..........            (1.68) 1             (1.63)%                 2.52% 1
     Portfolio turnover rate ....................................           112.25% 2            212.49%                  0.00% 2

     * Commenced operations on November 27, 2000.
     1 Annualized.
     2 Not annualized.
     3 Amount represents less than $0.01 per share.
     # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2002

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Kelmoore Strategy(R) Variable Trust (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for variable contracts. The Trust has a fiscal year ending December 31 of each year and currently consists of two investment funds, (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Variable Fund ("Strategy") and Kelmoore Strategy(R) Variable Eagle Fund ("Eagle"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer one class of shares. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2002

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in options contracts written for the period ended June 30, 2002 were as follows:

                                               STRATEGY FUND             EAGLE FUND
                                               -------------             ----------
                                         CONTRACTS    PREMIUM       CONTRACTS    PREMIUM
                                         ---------    -------       ---------    -------
Outstanding at December 31, 2001          (3,078)   $  (416,380)       (207)     $ (36,924)
Options written during period            (12,849)    (1,297,671)     (2,357)      (336,809)
Options exercised during period            4,190        572,273         565        129,386
Options expired during period              4,287        391,190         739         95,444
Options closed during period               4,041        480,038         675         78,669
                                         --------   ------------     --------   -----------
Outstanding at June 30, 2002              (3,409)   $  (270,550)       (585)     $ (70,234)
                                         ========   ============     ========   ===========

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income, short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to such income tax, therefore, no federal income tax provisions will be required.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                  JUNE 30, 2002

As of December 31, 2001, the Post-October losses for each of the Funds were as follows:
                           STRATEGY FUND              EAGLE FUND
                           -------------              ----------
Post-October losses           (9,122)                  (124,800)

Post October losses represent losses realized on investment transactions from November 1, 2001 through December 31, 2001 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, during the period ended June 30, 2002 were as follows:

                              PURCHASES                         SALES
                              ---------                         -----
     Strategy Fund           $12,181,945                     $6,785,382
     Eagle Fund                2,862,031                      1,416,014

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below. The total operating expenses for the period for each of the Funds will not exceed 2.25%. The Advisor reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation. For the period ended June 30, 2002, net advisory fees of $9,721 were paid by the Strategy Fund to the Advisor. The Advisor waived fees of $46,314 and $8,094 for the Strategy and Eagle Funds, respectively. The Advisor reimbursed the Eagle Fund $40,790 which the Advisor may recoup through December 31, 2005.

During the six months ended June 30, 2002, the Advisor did not recoup any waived or reimbursed expenses.

At June 30, 2002, the balance of recoupable expenses for each Fund was:

FUND                 2000              2001             2002              TOTAL
---------          --------          --------         ---------         --------
Strategy           $120,845          $199,901          $46,314          $367,060
Eagle               119,830           140,777           48,884           309,491

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Each Plan permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of each Fund. For the period ended June 30, 2002, the Strategy Fund reimbursed the Distributor $14,009 and the Eagle Fund reimbursed the Distributor $2,024 for distribution and servicing expenses incurred.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of June 30, 2002, the Funds have paid $121,929 and $23,116 for the Strategy and Eagle Funds, respectively, in brokerage commissions to the Advisor and affiliated parties. CS First Boston ("CSFB") acts as the clearing broker for the Funds' transactions and is compensated by the Advisor for these services. CSFB is not affiliated with the Advisor.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $4,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

FOR MORE INFORMATION

THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
211 South Gulph Road
King of Prussia, PA  19406
(877) KELMOORE   (535-6667)

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C.  20004-2415

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105



This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.